UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Randall W. Merk
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETFTM
Portfolio Holdings as of September 30, 2010, (Unaudited)
The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)
99.4%	U.S. Government Securities	40,167,799	40,483,554
0.1%	Other Investment Company	31,698	31,698
99.5%	Total Investments	40,199,497	40,515,252
0.5%	Other Assets and Liabilities, Net		215,832
100.0%	Net Assets		40,731,084

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
U.S. Government Securities 99.4% of net assets
U.S. Treasury Obligations 99.4%
U.S. Treasury Inflation Protected Securities
3.38%, 01/15/12	510,756	535,334
2.00%, 04/15/12	1,061,457	1,099,107
3.00%, 07/15/12	1,765,415	1,875,206
0.63%, 04/15/13	1,019,053	1,046,282
1.88%, 07/15/13	1,652,304	1,755,309
2.00%, 01/15/14	1,689,573	1,811,003
1.25%, 04/15/14	1,091,937	1,147,899
2.00%, 07/15/14	1,549,804	1,675,973
1.63%, 01/15/15	1,520,797	1,626,295
0.50%, 04/15/15	780,648	802,358
1.88%, 07/15/15	1,327,051	1,442,757
2.00%, 01/15/16	1,291,731	1,416,667
2.50%, 07/15/16	1,291,094	1,462,564
2.38%, 01/15/17	1,141,588	1,287,495
2.63%, 07/15/17	1,022,428	1,178,982
1.63%, 01/15/18	1,028,152	1,114,908
1.38%, 07/15/18	998,859	1,068,469
2.13%, 01/15/19	1,003,235	1,129,422
1.88%, 07/15/19	1,065,955	1,181,377
1.38%, 01/15/20	1,282,367	1,363,117
1.25%, 07/15/20	1,547,460	1,624,586
2.38%, 01/15/25	1,980,048	2,268,085
2.00%, 01/15/26	1,318,092	1,442,691
2.38%, 01/15/27	1,068,077	1,226,953
1.75%, 01/15/28	1,028,152	1,086,469
3.63%, 04/15/28	1,326,333	1,762,989
2.50%, 01/15/29	1,003,235	1,179,583
3.88%, 04/15/29	1,543,639	2,131,426
3.38%, 04/15/32	412,682	549,964
2.13%, 02/15/40	1,069,169	1,190,284
Total U.S. Government Securities (Cost $40,167,799)		40,483,554

	Number	Value
Security	of Shares	($)
Other Investment Company 0.1% of net assets
Money Fund 0.1%
State Street Institutional Liquid Reserves Fund — Institutional Class	31,698	31,698
Total Other Investment Company (Cost $31,698)		31,698

End of Investments
At 9/30/10, the tax basis cost of the fund’s investments was $40,199,497 and the unrealized appreciation and depreciation were $315,755 and $0, respectively, with a net unrealized appreciation of $315,755.

1

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
U.S Government Securities(a)	$—	$40,483,554	$—	$40,483,554
Other Investment Company	31,698	—	—	31,698

Total	$31,698	$40,483,554	$—	$40,515,252

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings.
REG59499 — 00

2

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETFTM
Portfolio Holdings as of September 30, 2010, (Unaudited)
The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)
99.5%	U.S. Government Securities	29,869,191	29,923,421
3.5%	Other Investment Company	1,072,711	1,072,711
103.0%	Total Investments	30,941,902	30,996,132
(3.0)%	Other Assets and Liabilities, Net		(914,619)
100.0%	Net Assets		30,081,513

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
U.S. Government Securities 99.5% of net assets
U.S. Treasury Obligations 99.5%
U.S. Treasury Notes
1.00%, 10/31/11	800,000	805,969
1.75%, 11/15/11	800,000	812,813
0.75%, 11/30/11	990,000	994,989
4.50%, 11/30/11	750,000	786,387
1.00%, 12/31/11	480,000	484,050
0.88%, 01/31/12	900,000	906,469
4.88%, 02/15/12	1,050,000	1,115,379
0.88%, 02/29/12	900,000	906,858
1.38%, 03/15/12	900,000	913,852
1.00%, 03/31/12	900,000	908,892
1.38%, 04/15/12	390,000	396,231
1.00%, 04/30/12	1,200,000	1,212,096
1.38%, 05/15/12	960,000	975,563
0.75%, 05/31/12	810,000	814,844
4.88%, 06/30/12	500,000	539,414
1.50%, 07/15/12	1,110,000	1,132,460
1.75%, 08/15/12	1,124,000	1,152,231
4.38%, 08/15/12	960,000	1,031,888
1.38%, 09/15/12	674,000	686,400
4.25%, 09/30/12	420,000	452,058
1.38%, 10/15/12	900,000	916,875
1.38%, 11/15/12	960,000	978,525
1.13%, 12/15/12	990,000	1,003,921
1.38%, 01/15/13	990,000	1,009,568
1.38%, 02/15/13	1,020,000	1,040,480
1.38%, 03/15/13	1,020,000	1,040,961
1.75%, 04/15/13	1,320,000	1,359,904
1.38%, 05/15/13	1,050,000	1,071,987
1.13%, 06/15/13	1,560,000	1,582,183
1.00%, 07/15/13	1,020,000	1,031,159
0.75%, 08/15/13	1,050,000	1,053,937
3.13%, 09/30/13	750,000	805,078
Total U.S. Government Securities (Cost $29,869,191)		29,923,421

	Number	Value
Security	of Shares	($)
Other Investment Company 3.5% of net assets
Money Fund 3.5%
State Street Institutional Liquid Reserves Fund — Institutional Class	1,072,711	1,072,711
Total Other Investment Company (Cost $1,072,711)		1,072,711

End of Investments
At 9/30/10, the tax basis cost of the fund’s investments was $30,941,902 and the unrealized appreciation and depreciation were $54,347 and ($117), respectively, with a net unrealized appreciation of $54,230.

1

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
U.S Government Securities(a)	$—	$29,923,421	$—	$29,923,421
Other Investment Company	1,072,711	—	—	1,072,711

Total	$1,072,711	$29,923,421	$—	$30,996,132

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings.
REG59498 — 00

2

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETFTM
Portfolio Holdings as of September 30, 2010, (Unaudited)
The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)
99.2%	U.S. Government Securities	20,017,127	20,237,160
1.7%	Other Investment Company	353,185	353,185
100.9%	Total Investments	20,370,312	20,590,345
(0.9)%	Other Assets and Liabilities, Net		(177,446)
100.0%	Net Assets		20,412,899

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
U.S. Government Securities 99.2% of net assets
U.S. Treasury Obligations 99.2%
U.S. Treasury Bond
8.75%, 08/15/20	100,000	154,547
U.S. Treasury Notes
3.13%, 09/30/13	135,000	144,914
4.25%, 11/15/13	200,000	222,250
4.00%, 02/15/14	500,000	554,179
1.75%, 03/31/14	500,000	516,250
4.75%, 05/15/14	500,000	570,625
2.63%, 06/30/14	500,000	532,304
2.63%, 07/31/14	500,000	532,265
2.38%, 09/30/14	500,000	527,734
2.38%, 10/31/14	500,000	527,735
2.13%, 11/30/14	500,000	522,578
2.25%, 01/31/15	500,000	524,688
4.00%, 02/15/15	500,000	562,226
2.38%, 02/28/15	500,000	527,420
2.50%, 03/31/15	500,000	530,195
2.50%, 04/30/15	500,000	530,078
2.13%, 05/31/15	600,000	625,548
4.25%, 08/15/15	600,000	685,735
1.25%, 08/31/15	240,000	239,925
2.38%, 03/31/16	560,000	587,169
3.25%, 06/30/16	600,000	656,953
4.88%, 08/15/16	120,000	142,472
3.13%, 10/31/16	600,000	651,235
2.75%, 11/30/16	680,000	722,500
3.13%, 01/31/17	600,000	650,156
3.00%, 02/28/17	600,000	645,281
3.25%, 03/31/17	640,000	698,000
2.50%, 06/30/17	536,000	558,445
4.75%, 08/15/17	780,000	926,067
3.50%, 02/15/18	300,000	331,313
3.75%, 11/15/18	600,000	670,313
2.75%, 02/15/19	600,000	622,453
3.13%, 05/15/19	600,000	637,547
3.63%, 08/15/19	600,000	659,813
3.38%, 11/15/19	600,000	646,360
3.63%, 02/15/20	504,000	552,786
3.50%, 05/15/20	600,000	651,282
2.63%, 08/15/20	194,000	195,819
Total U.S. Government Securities (Cost $20,017,127)		20,237,160

	Number	Value
Security	of Shares	($)
Other Investment Company 1.7% of net assets
Money Fund 1.7%
State Street Institutional Liquid Reserves Fund — Institutional Class	353,185	353,185
Total Other Investment Company (Cost $353,185)		353,185

End of Investments
At 9/30/2010, the tax basis cost of the fund’s investments was $20,370,312 and the unrealized appreciation and depreciation were $220,041 and ($8), respectively, with a net unrealized appreciation of $220,033.

1

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
U.S Government Securities(a)	$—	$20,237,160	$—	$20,237,160
Other Investment Company	353,185	—	—	353,185

Total	$353,185	$20,237,160	$—	$20,590,345

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings.
REG59500 — 00

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	November 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	November 22, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 18, 2010